Risk Management - Summary of Reconciliation of Allowance for Loan Losses (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of credit risk exposure [Line Items]
Beginning balance	$ 20	$ 95
Provisions	125	50
Recoveries	(12)	(46)
Write-offs	(26)	(79)
Ending balance	107	20
Private placements [Member]
Disclosure of credit risk exposure [Line Items]
Beginning balance	4	43
Provisions	94	35
Recoveries	(6)
Write-offs	(13)	(74)
Ending balance	79	4
Mortgages and loans to Bank clients [Member]
Disclosure of credit risk exposure [Line Items]
Beginning balance	16	52
Provisions	31	15
Recoveries	(6)	(46)
Write-offs	(13)	(5)
Ending balance	$ 28	$ 16